Right-of-Use Asset and Lease Liabilities - Components of Lease Expense (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Asset and Lease Liabilities
Operating lease cost	$ 228,983	$ 270,541	$ 1,026,354	$ 1,118,058
Finance lease cost, Amortization of assets	13,453	13,453	53,811	42,143
Finance lease cost, Interest on lease liabilities	3,138	4,204	15,247	14,387
Total lease cost	$ 245,574	$ 288,198	$ 1,095,412	$ 1,174,588